Other information about investments - Profit and loss and balance sheet related to the principal associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investments
Non-current assets	€ 102,937	€ 93,292
Total assets	146,939	142,606	€ 100,686
Non-current liabilities	53,269	51,041
Total liabilities	91,291	88,962	48,103
Net equity	55,648	53,644	55,230	€ 44,519
Book value of the investment	14,150	12,630	12,092
Revenues and other income	91,214	94,816	133,687
Other operating income (expense)	(352)	478	(1,736)
Operating profit (loss)	5,238	8,257	17,510
Finance income (expense)	(599)	(473)	(925)
Income (expense) from investments	1,850	2,444	5,464
Profit (loss) before income taxes	6,489	10,228	22,049
Income taxes	(3,725)	(5,368)	(8,088)
Profit	2,764	4,860	13,961
Other comprehensive income (loss)	2,415	(1,551)	1,757
Total other comprehensive income (loss)	5,179	3,309	15,718
Profit (loss) attributable to Eni	2,624	4,771	€ 13,887
Abu Dhabi Oil Refining Co (Takreer)
Disclosure of detailed information about investments
Current assets	6,719	3,506
- of which cash and cash equivalent	47	196
Non-current assets	18,130	17,036
Total assets	24,849	20,542
Current liabilities	3,835	648
Non-current liabilities	9,640	7,722
- of which non-current financial liabilities	6,543	4,972
Total liabilities	13,475	8,370
Net equity	€ 11,374	€ 12,172
Eni's % of the investment	20.00%	20.00%
Book value of the investment	€ 2,275	€ 2,434
Revenues and other income	12,879	29,259
Operating expense	(11,985)	(26,459)
Other operating income (expense)	(386)	(738)
Depreciation, amortization and impairments	(338)	(426)
Operating profit (loss)	170	1,636
Finance income (expense)	(332)	(154)
Profit (loss) before income taxes	(162)	1,482
Profit	(162)	1,482
Other comprehensive income (loss)	708	(412)
Total other comprehensive income (loss)	546	1,070
Profit (loss) attributable to Eni	(32)	296
Dividends received from the associates	269	277
Var Energi ASA
Disclosure of detailed information about investments
Current assets	1,249	1,502
- of which cash and cash equivalent	268	665
Non-current assets	19,760	15,784
Total assets	21,009	17,286
Current liabilities	1,724	1,843
- of which current financial liabilities	68
Non-current liabilities	19,285	14,734
- of which non-current financial liabilities	5,795	3,586
Total liabilities	€ 21,009	16,577
Net equity		€ 709
Eni's % of the investment	63.04%	63.04%
Book value of the investment		€ 447
Revenues and other income	€ 6,884	6,335
Operating expense	(1,375)	(1,242)
Depreciation, amortization and impairments	(1,884)	(1,840)
Operating profit (loss)	3,625	3,253
Finance income (expense)	(455)	(148)
Profit (loss) before income taxes	3,170	3,105
Income taxes	(2,759)	(2,541)
Profit	411	564
Other comprehensive income (loss)	(125)	(48)
Total other comprehensive income (loss)	286	516
Profit (loss) attributable to Eni	259	356
Dividends received from the associates	627	640
Ithaca Energy Plc
Disclosure of detailed information about investments
Current assets	946
- of which cash and cash equivalent	170
Non-current assets	6,100
Total assets	7,046
Current liabilities	1,320
- of which current financial liabilities	31
Non-current liabilities	3,775
- of which non-current financial liabilities	994
Total liabilities	5,095
Net equity	€ 1,951
Eni's % of the investment	37.17%
Book value of the investment	€ 725
Revenues and other income	703
Operating expense	(134)
Depreciation, amortization and impairments	(367)
Operating profit (loss)	202
Finance income (expense)	(66)
Profit (loss) before income taxes	136
Income taxes	(118)
Profit	18
Other comprehensive income (loss)	100
Total other comprehensive income (loss)	118
Profit (loss) attributable to Eni	7
Dividends received from the associates	69
QatarEnergy LNG NFE (5)
Disclosure of detailed information about investments
Non-current assets	2,658	1,884
Total assets	2,658	1,884
Current liabilities	60	83
Non-current liabilities	67	44
Total liabilities	127	127
Net equity	€ 2,531	€ 1,757
Eni's % of the investment	25.00%	25.00%
Book value of the investment	€ 633	€ 439
Operating expense	(6)	(18)
Operating profit (loss)	(6)	(18)
Finance income (expense)	1	3
Profit (loss) before income taxes	(5)	(15)
Income taxes	1	4
Profit	(4)	(11)
Other comprehensive income (loss)	138	(55)
Total other comprehensive income (loss)	134	(66)
Profit (loss) attributable to Eni	€ 1	(3)
ADNOC Global Trading Ltd
Disclosure of detailed information about investments
Eni's % of the investment	20.00%
Profit	€ 563	602
Other comprehensive income (loss)	48	(27)
Total other comprehensive income (loss)	€ 611	575
Coral FLNG SA
Disclosure of detailed information about investments
Eni's % of the investment	25.00%
Profit	€ (33)	(161)
Other comprehensive income (loss)	57	(38)
Total other comprehensive income (loss)	€ 24	€ (199)